GS Mortgage-Backed Securities Trust 2024-PJ4 ABS-15G

Exhibit 99.6 - Schedule 4

Client Name:
Client Project Name:	GSMBS 2024-PJ4
Start - End Dates:	1/20/2021 - 12/6/2023
Deal Loan Count:	55

Loan Level Tape Compare Upload

Loans in Report	55
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
XXXX	XXXXXX	Borrower 2 Last Name	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Combined LTV	XXXX	XXXX
XXXX	XXXXXX	Original Balance	XXXX	XXXX
XXXX	XXXXXX	Original LTV	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Combined LTV	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Combined LTV	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Original LTV	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Combined LTV	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Original Balance	XXXX	XXXX
XXXX	XXXXXX	Original LTV	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Securitization Total Cash Out	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX
XXXX	XXXXXX	Representative Credit Score for Grading	XXXX	XXXX
XXXX	XXXXXX	Debt to Income Ratio (Back)	XXXX	XXXX

©2024 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.